Finance Receivables and Operating Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Equipment Leased to Customers	Dec. 31, 2012 Equipment Leased to Customers
Leases Disclosure [Line Items]
Term of financing receivables	1 year	6 years
Property, plant and equipment lease			¥ 103,403	¥ 80,186
Accumulated depreciation on property, plant and equipment lease			¥ 78,821	¥ 58,433